Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Cost of inventories recognized as expense during period	$ 608,800	$ 459,700	$ 251,200
Inventories, at net realizable value	$ 28,839	$ 5,081	$ 2,000